Income Taxes - Components of Income Tax Expense from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Current:
Federal	$ (7.3)	$ 1.4	$ 13.7
Foreign	0.2	0.5	3.6
State	0.1	0.3	0.3
Total current	(7.0)	2.2	17.6
Deferred:
Federal	1.8	(1.9)	(46.1)
Foreign	(2.8)	(4.5)	(3.6)
State	0.0	(0.2)	(3.1)
Total deferred	(1.0)	(6.6)	(52.8)
Income tax benefit	$ (8.0)	$ (4.4)	$ (35.2)